Note 13 - Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables and accruals(1)	[1]	$ 66,999	$ 113,541
Royalties payable		23,736	23,832
Wages, salaries and benefits payable		7,534	18,273
Amount due on the settlement of derivatives		12,878	0
Amount due to Royal Gold	[2]	64,229	48,874
Liability for share-based compensation (note 23)		11,444	28,184
Total accounts payable and accrued liabilities		$ 186,820	$ 232,704

[1]	The decrease relates primarily to the derecognition of amounts upon loss of control of the Kumtor Mine (note 5).
[2]	Royal Gold holds a streaming interest in the production at the Mount Milligan Mine. As a result, when a trade receivable is recorded in relation to a third-party customer gold and copper concentrate delivery, a corresponding liability to Royal Gold is recorded.